Note 16 - Income Taxes - Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Current income taxes	$ 17,468	$ 9,199
Deferred income taxes	(1,985)	691
Income taxes	$ 15,483	$ 9,890